ACQUISITIONS INCOME STATEMENT- 3 MONTHS 3-31-2018 (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Affiliate	$ 60,864	$ 56,202
Third-party	3,876	4,962
Revenue, Net	64,740	61,164
Operating and maintenance expenses	19,880	17,669
General and administrative expenses	4,291	3,315
Accounts receivable	1,308		$ 1,423
Prepaids and other current assets	2,391		1,793
Depreciation and amortization	6,643	5,483
Costs and Expenses	30,814	26,467
Operating Income (Loss)	33,926	34,697
Interest expense, net	(9,585)	(7,568)
Amortization of loan fees and debt premium	(363)	(416)
Net income	23,978	26,713
Less: Net loss attributable to Predecessor	(1,279)	(1,494)
Less: Net income attributable to noncontrolling interest	4,022	3,599
Net income attributable to PBF Logistics LP unitholders	18,276	22,922
Net income attributable to the partners	21,235	24,608
Less: Net income attributable to the IDR holder	2,959	1,686
PBF Logistics LP [Member]
Affiliate	60,864	56,202
Third-party	3,175	4,275
Revenue, Net	64,039	60,477
Operating and maintenance expenses	18,048	15,769
General and administrative expenses	4,291	3,315
Accounts receivable	1,308		1,423
Prepaids and other current assets	2,391		1,793
Depreciation and amortization	6,495	5,352
Costs and Expenses	28,834	24,436
Operating Income (Loss)	35,205	36,041
Interest expense, net	(9,585)	(7,568)
Amortization of loan fees and debt premium	(363)	(416)
Net income	25,257	28,057
Less: Net loss attributable to Predecessor	0	(150)
Less: Net income attributable to noncontrolling interest	4,022	3,599
Net income attributable to PBF Logistics LP unitholders	18,276	22,922
Net income attributable to the partners	21,235	24,608
Less: Net income attributable to the IDR holder	(2,959)	(1,686)
PNGPC Predecessor [Member]
Less: Net loss attributable to Predecessor		(150)
Development Assets Predecessor [Member]
Affiliate	0	0
Third-party	701	687
Revenue, Net	701	687
Operating and maintenance expenses	1,832	1,900
General and administrative expenses	0	0
Accounts receivable	0		0
Prepaids and other current assets	0		$ 0
Depreciation and amortization	148	131
Costs and Expenses	1,980	2,031
Operating Income (Loss)	(1,279)	(1,344)
Interest expense, net	0	0
Amortization of loan fees and debt premium	0	0
Net income	(1,279)	(1,344)
Less: Net loss attributable to Predecessor	(1,279)	(1,344)
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to the partners	$ 0	$ 0